UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

SEMI-ANNUAL REPORT

MAY 31, 2014

(UNAUDITED)

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

REITs
1%
Cash Equivalents
2%
Consumer
Discretionary
6%
Consumer Staples
5%
U.S. Treasury
Notes
5%
Financials
8%
Health Care
5%
Industrials
5%
Technology
8%
Materials
3%
Utilities
6%
Corporate Bonds
3%
Exchange Traded
Funds
43%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2014 prospectus, are 3.66%, 34.57%, and 3.66% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses are 1.18%, 1.43%, and 1.18% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Discretionary 3%
Consumer Staples 4%
Financials 19%
Health Care 1%
Industrials 3%
Technology 9%
Materials 3%
Utilities 10%
Cash Equivalents 13%
REITs 1%
Exchange Traded Funds 34%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2014 prospectus, are 3.08%, 77.27%, and 3.08% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses are 0.99%, 1.24%, and 0.99% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

	Aerospace & Defense
19	Alliant Techsystems Inc	$ 2,399
38	Boeing Co	5,139
105	Curtiss-Wright Corporation	6,996
97	Honeywell International	9,036
41	Huntington Ingalls Inds	4,093
56	Lockheed Martin Corporation	9,164
255	Pean Aeronautic Defence and Space Company EADS N.V	4,598
36	Precision Castparts Corp.	9,107
42	Raytheon Co.	4,098
52	Rolls-Royce Hldgs ADR	4,560
64	Teledyne Technologies *	6,065
78	Triumph Group Inc	5,405
132	United Technologies Corp	15,341
142	Zodiac Aerospace	5,048
		91,049	0.86%

	Air Freight & Logistics
46	FedEx Corporation	6,631
134	Hub Group Inc Class A *	6,302
641	TNT Express NV ADR	5,698
92	United Parcel Service Class B	9,557
		28,188	0.26%

	Airlines
256	American Airls Group Inc *	10,281
3,000	Cathay Pac Airways	5,464
		15,745	0.15%

	Auto Components
35	Continental Ag	8,280
135	Continental Ag ADR	6,387
238	Dana Holding Corp.	5,269
208	Denso Corp	4,786
328	Pirelli & C Spa *	5,531
140	Toyota Industries	6,506
		36,759	0.35%

	Automobiles
162	Bayerische Motr ADR	6,772
84	Daimler AG	7,993
477	Ford Motor Co.	7,842

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Automobiles - (Continued)
87	Fuji Heavy Inds Ltd	$ 4,637
268	General Motors Co	9,267
135	Honda Motor Co Ltd	4,725
121	Honda Motor Co Ltd ADR	4,257
108	Mazda Motors Corp	4,709
400	Mitsubishi Motors	4,071
250	Nissan Motor Co. Ltd.	4,525
488	Pt Astra Intl Tbk ADR	6,039
49	Renault	4,613
168	Tata Motors Ltd ADR *	6,256
83	Thor Industries Inc	4,980
205	Toyota Motor Corp ADR	23,188
120	Volkswagen AG ADR	6,302
		110,176	1.04%

	Beverages
2,820	Ambev Sa ADR	19,853
207	Anheuser Busch Inbev	22,753
200	Asahi Group Holdings	5,637
33	Brown Forman Corp	3,058
488	Coca Cola Amatil	4,308
42	Coca Cola Femsa Sab	4,844
83	Diageo plc ADR	10,690
225	Ito En Ltd	5,137
130	Pepsico, Inc.	11,483
215	Pernod Ricard Sa ADR *	5,269
99	Sabmiller Plc Spons ADR	5,500
571	The Coca-Cola Company	23,360
		121,892	1.15%

	Biotechnology
55	Alexion Pharma, Inc. *	9,148
81	Amgen Incorporated	9,395
32	Biogen Idec Inc *	10,220
45	Celgene Corporation *	6,886
152	Csl Ltd ADR	5,013
110	Gilead Sciences Inc.	8,933
160	Grifols Sa ADR *	6,659
29	Regeneron Pharmaceuticals, Inc. *	8,902
300	Takara Bio Inc	3,876
75	United Therapeutics Corp *	7,180
		76,212	0.72%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Building Products
179	Owens Corning Inc	$ 7,341	0.07%

	Capital Markets
50	Ameriprise Financial Inc	5,630
895	Ashmore Group Plc	5,299
30	Blackrock Inc	9,147
168	Credit Suisse Grp ADR	4,990
495	Dseey	3,995
205	Federated Investors, Inc., Class B	5,795
164	Franklin Resources Inc	9,054
285	Gam Holding Ltd	5,252
150	Invesco Ltd	5,505
57	Legg Mason Inc	2,784
118	Macquarie Group Ltd	6,596
109	Morgan Stanley	3,364
649	Nomura Holdings	4,238
22	Partners Group Ag	5,838
635	Ratos AB	6,154
341	The Charles Schwab Corp	8,597
56	The Goldman Sachs Group, Inc.	8,949
246	UBS Ag	4,952
		106,139	1.00%

	Chemicals
55	Agrium Inc	4,944
204	Air Liquide ADR	5,362
76	Air Prod & Chemicals Inc	9,118
204	Akzo Nobel Nv	5,104
50	Arkema ADR	5,100
103	Basf Se	11,860
178	Dow Chemical Co	9,277
959	Duluxgroup Ltd	4,920
102	E. I. du Pont de Nemours and Company	7,070
4	Givaudan Ag	6,558
81	Grace W R & Co *	7,458
119	HB Fuller Co.	5,692
365	Kansai Paint Co	5,737
250	Linde Ag ADR	5,215
2,000	Mitsui Chemicals	4,971
82	Monsanto Company	9,992
101	Novozymes A/S ADR	4,956
105	Sensient Technologies	5,754

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Chemicals - (Continued)
30	Sherwin Williams Co	$ 6,138
344	Shin-Etsu Chemical ADR	5,129
345	Sumitomo Chem Co	6,558
		136,913	1.29%

	Commercial Banks
420	Agric Bk Of China ADR *	4,700
746	Akbank T A S ADR	5,804
188	Australia & New Zealand Banking Group	5,867
119	B O K Financial Cp	7,471
500	Banco Bilbao Vizcaya Argentaria, SA	6,435
405	Banco Bradesco	5,650
59	Banco De Chile ADR	4,739
483	Banco Do Brasil ADR	4,927
3,698	Banco Espirito Sant *	5,016
3,698	Banco Espirito Santo Rights	675
656	Banco Santndr	6,728
62	Bank Montreal Quebec	4,359
1,141	Bank of America corp	17,275
170	BNP Paribas	5,933
1,962	China Constr Bank ADR *	28,959
297	Citigroup Inc	14,128
69	City National Corp	4,905
210	Commonwealth Bank of Australia	15,955
256	Corpbanca ADR	4,613
838	Credit agricole	6,528
4,000	Dah Sing Banking *	6,676
306	Fifth Third Bancorp	6,331
138	Grupo Fin Banorte ADR	4,993
150	Hdfc Bank Limited ADR *	6,754
198	HSBC Holdings	10,439
736	Industrial & Coml ADR *	9,575
373	Itau Uni Holding Sa ADR	5,781
364	JPMorgan Chase & Co.	20,227
134	Kb Financial Group ADR	4,559
129	Kbc Groupe *	7,679
1,980	Lloyds Banking Gp ADR *	10,415
810	Malayan Bkg Berhad ADR	5,071
899	Mitsubishi Ufj Financial	5,061
1,579	Mitsubishi Ufj Finl ADR	8,890
1,173	Mizuho Financial Group, Inc.	4,575
422	Nordea Bank Ab	6,225

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Commercial Banks - (Continued)
66	Pnc Finl Services Gp Inc	$ 5,628
89	Privatebancorp Inc	2,377
6,000	Pt Bk Cent Asia	5,537
544	Regions Financial Corp	5,543
284	Royal Bank Canada Montreal	19,545
397	Sberbank ADR *	4,022
119	Shinhan Finl Group ADR	5,221
625	Societe Genrale	7,244
421	Standard Bk Grp	5,629
983	Sumitomo Mitsui ADR	8,031
162	T C F Financial Corp	2,574
112	Toronto Dominion Bank	5,554
219	Trustmark Corp	5,070
1,462	Turkiye Garanti ADR	5,914
136	U S Bancorp	5,738
85	UMB Financial Corp	4,692
975	Unicredit Spa	8,499
315	Utd Overseas Bk Uob	5,669
605	Wells Fargo & Company	30,722
		427,127	4.02%

	Commercial Services & Supplies
3,593	China Everbright International *	4,574
130	Cintas Corp *	8,076
270	Covanta Holding Corp	5,154
161	Donnelley R R & Sons Co	2,550
236	G4S PLC ADR	4,989
300	Park24 Co Ltd *	5,673
		31,016	0.29%

	Communications Equipment
575	Cisco Systems, Inc.	14,156
145	Interdigital Inc	5,509
77	Motorola Solutions Inc	5,191
188	Qualcomm Inc	15,125
327	Riverbed Technology Inc *	6,645
		46,626	0.44%

	Computers & Peripherals
92	Apple Inc	58,236
142	Canon Inc	4,690
130	Electronics For Imaging Inc *	5,290

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Computers & Peripherals - (Continued)
280	Hewlett-Packard Company	$ 9,380
182	NCR Corp.	5,944
135	Ricoh Ltd ADR	8,271
101	Seagate Technology	5,427
		97,238	0.91%

	Construction & Engineering
45	Jacobs Engineering Group Inc. *	2,478
199	Kbr Inc	4,834
989	Shimizu Corp	6,549
		13,861	0.13%

	Construction Materials
238	CRH Plc.	6,574
26	Martin Marietta Matrls	3,193
1,587	Sumitomo Osaka Cem	5,722
		15,489	0.15%

	Consumer Finance
77	American Express Co	7,045	0.07%

	Containers & Packaging
155	Crown Holdings Inc *	7,572	0.07%

	Distributors
400	Canon Marketing Japan	6,806
61	Genuine Parts Co	5,266
		12,072	0.11%

	Diversified Consumer Services
187	Apollo Group Inc. *	5,012
167	Hillenbrand Inc	5,058
		10,070	0.09%

	Diversified Financial Services
162	Berkshire Hathaway Class B *	20,791
127	Cme Group Inc Class A	9,144
58	Groupe Bruxelle	6,039
308	Hong Kong Exc & Clr	5,728
20	Intrcontinentalexchange	3,928
295	Leucadia National Corp	7,567
69	Orix Corporation ADR	5,521
		58,718	0.55%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Diversified Telecommunication
540	AT&T Inc	$ 19,154
114	BCE Inc	5,236
126	BT Group Plc	8,414
161	Chunghwa Telecm *	5,128
23	Iliad SA *	7,352
410	Nippon Telegraph and Telephone Corporation	12,169
493	Orange	7,913
148	Perusahaan Perseroan	6,465
1,145	Portugal Telecm Spn ADR	4,145
250	Singapore TLCM ADR	7,774
100	Swisscom Ag ADR	5,965
665	Telefonica SA ADR	11,125
472	Teliasonera AB ADR	7,000
218	Telstra Ltd	5,430
551	Verizon Communications Inc.	27,528
		140,798	1.32%

	Electric Utilities
175	Amer Electric Power Co	9,336
648	C L P Holdings Ltd	5,314
310	Cpfl Energia Sa ADR	4,982
74	Duke Energy Corporation	5,260
75	El Paso Electric Co	2,858
41	Entergy Corp	3,092
179	Exelon Corp	6,593
238	Firstenergy Corp	8,049
221	Great Plains Energy Inc	5,624
237	Iberdrola SA ADR	6,826
324	Korea Elec Power Corp	6,234
42	Nextera Energy Inc	4,089
118	The Southern Co	5,166
		73,423	0.69%

	Electrical Equipment
220	Abb Ltd	5,226
145	Ametek Inc	7,697
135	Emerson Electric Co.	9,009
92	Legrand sa	5,823
234	Mitsubishi Elec	5,473
72	Rockwell Automation Inc	8,718
400	Schneider Elec Sa ADR	7,500
120,000	Sinopoly Battery Ltd	7,739
294	Vestas Wind Sys A/S ADR *	5,230
		62,415	0.59%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Electronic Equipment & Instruments
61	Avnet Inc	$ 2,658
215	Benchmark Electronics *	4,986
294	Corning Inc	6,262
69	Hitachi Ltd ADR	4,673
286	Jabil Circuit Inc	5,383
58	Kyocera Corp. ADR	2,611
430	LG Display Co ADR	5,685
136	Omron corp	5,104
118	TE Connectivity LTD	7,016
400	Yaskawa Electric Co.	4,900
		49,278	0.46%

	Energy Equipment & Services
89	Cameron Intl Corp *	5,692
27	Ckh *	2,162
143	Halliburton Co	9,244
39	Helmerich & Payne, Inc.	4,288
160	Noble Corp	5,034
436	Petrofac Ltd ADR	4,604
162	Rowan Companies Class A	5,016
178	Schlumberger Ltd	18,519
125	Sea Drill Ltd	4,750
117	Tenaris S A ADR	5,247
45	Tidewater Inc	2,345
338	Trican Well Service Ltd	5,178
		72,079	0.68%

	Food & Staples Retailing
29	Caseys Gen Stores Inc	2,066
87	Colruyt Sa *	4,875
82	CVS Caremark Corporation	6,422
341	Kninkljke Ahold ADR	6,236
68	Seven & I Hldg Co ADR	5,466
355	Sun Art Retail Grp ADR	4,200
246	Sysco Corporation	9,232
123	Walgreen Co.	8,845
185	Wal-Mart De Mex Sab ADR	4,690
425	Wal-Mart Stores Inc.	32,627
180	Whole Foods Market Inc	6,883
159	Woolworths Ltd	5,557
		97,099	0.91%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Food Products
365	Ajinomoto Co., Inc.	$ 5,738
207	Archer-Daniels-Midlnd Co	9,303
149	Assc Brit Foods ADR	7,600
237	Brazil S A ADR	5,114
33	Bunge Limited	2,564
355	Danone Spon ADR	5,304
257	Darling Intl Inc *	5,137
223	Ebro Foods Sa	5,061
169	General Mills, Inc.	9,283
117	Hormel Foods Corp	5,758
112	Ingredion Inc	8,529
710	Jbs S A ADR	4,764
101	Kraft Foods Group, Inc.	6,005
222	Mondelez International, Inc.	8,352
288	Nestle S A Reg B ADR	22,630
142	Nestle Sa	11,141
100	Nissin Foods Holdings	4,863
97	Post Holdings Inc *	4,847
113	Suedzucker Ag *	2,303
129	Unilever N V NY	5,600
97	Viscofan SA	5,565
71	Want Want China Holdings Ltd	4,905
		150,366	1.41%

	Gas Utilities
55	Atmos Energy Corp	2,755
4,008	Envestra Ltd	5,094
261	Gas Natural sdg	7,523
22	One Gas Inc	806
1,000	Osaka Gas Co	3,979
452	Superior Plus Corp	5,607
47	Swx	2,461
		28,225	0.27%

	Health Care Equipment & Supplies
139	Abbott Laboratories	5,561
152	Alere Inc *	5,437
102	Align Technology Inc *	5,570
75	Baxter International Inc	5,581
202	Cochlear Ltd ADR	5,620
83	Coloplast A S	7,154
77	Covidien plc	5,629

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Health Care Equipment & Supplies - (Continued)
24	Intuitive Surgical *	$ 8,874
110	Medtronic, Inc.	6,713
67	Smith & Nephew ADR	5,881
28	Straumann Hldg	6,220
71	Stryker Corp	5,999
31	Teleflex Inc.	3,306
94	Varian Medical Systems *	7,750
		85,295	0.80%

	Health Care Providers & Servicers
128	Aetna Inc	9,926
131	Cardinal Health Inc	9,253
26	Community Health Systems *	1,086
385	Community Health Systems Rts 1/4/2016	29
88	DaVita HealthCare Partners Inc *	6,212
85	Express Scripts Holding Company *	6,075
67	UnitedHealth Group Inc	5,335
163	V C A Antech Inc *	5,485
75	Wellcare health plans *	5,809
59	Wellpoint Inc	6,393
		55,603	0.52%

	Hotels Restaurants & Leisure
5,000	Ajisen China Holdings Ltd	3,998
131	Dunkin' Brands Group, Inc.	5,864
655	Galaxy Entmt Group	5,234
366	Greene King Plc	5,244
121	Las Vegas Sands Corp	9,259
152	Marriott International, Inc.	9,366
90	McDonald's Corp.	9,129
129	Melco Crown Entmt ADR *	4,447
3,063	Melco Intl	9,758
58	Papa Johns Intl Inc	2,514
138	Royal Caribbean Cruises	7,630
132	Six Flags Entertainment	5,341
2,000	SJM Holdings Ltd *	5,740
54	Sodexo ADR	5,797
100	St Marc Holdings	4,868
65	Starbucks Corp	4,761
73	Whitbread Plc	5,121
107	Wynn Macau Ltd ADR	4,449
70	Yum Brands Inc	5,412
		113,932	1.07%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Household Durables
16	Mohawk Industries Inc *	$ 2,171
254	Newell Rubbermaid Inc	7,437
680	Panasonic Corp ADR	7,385
		16,993	0.16%

	Household Products
43	Colgate-Palmolive Co.	2,941
66	Energizer Holding Inc	7,656
66	Henkel AG & Co. KGaA ADR	6,666
48	Kimberly-Clark Corp	5,393
272	Procter & Gamble Co.	21,975
360	Reckitt Benckiser Group plc	6,190
87	Uni Charm Corp	5,268
		56,089	0.53%

	IT Services
32	Alliance Data Systems *	8,194
119	Auto Data Processing	9,482
354	Cielo S A ADR	6,315
48	Computer Sciences Corp	3,019
99	Fidelity Natl Info Svcs	5,361
89	Infosys Ltd Spon ADR *	4,577
123	International Business Machines Corporation	22,676
60	Mastercard Incorporated	4,587
189	Neustar Inc Class A *	5,296
37	Visa Inc	7,949
425	Wipro Ltd ADR	4,734
		82,190	0.77%

	Industrial Conglomerates
87	3M Company	12,402
122	Danaher Corp.	9,568
1,066	General Electric Company	28,558
206	Hutchison Whampoa ADR	5,545
96	Jardine Matheson ADR	5,884
220	Koc Holdings As ADR	5,388
167	Koninklijke Philips Electronics NV	5,267
46	Siemens Ag	6,114
1,900	Sime Darby Bhd	5,647
220	Smiths Group Plc	4,908
		89,281	0.84%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Insurance
71	Ace Ltd	$ 7,363
250	Aia Group Ltd ADR	4,987
330	Allianz Se ADR	5,603
73	Allstate Corporation	4,253
55	American Financial Group	3,211
102	American International Group	5,515
61	AON Plc	5,486
88	Arch Cap Group Ltd *	5,010
222	Assured Guaranty Ltd	5,421
58	Chubb Corp	5,374
178	Genworth Financial Inc	3,024
84	Intact Financial	5,544
49	Lincoln National Corp	2,350
260	Manulife Financial Corp	4,761
11	Markel Corp *	7,042
194	MBIA Inc	2,281
177	Metlife Inc	9,015
260	Muenchener Rueckver ADR	5,772
1,700	New China Life Insurance	5,317
270	Ping An Isnurance ADR *	4,196
165	Power Financial Corp	4,957
57	Principal Financial Grp	2,666
359	Progressive Corp	8,986
110	Prudential Financial Inc	9,038
165	Prudential plc	7,686
117	RLI Corp	5,218
218	Sampo OYJ ADR	5,503
210	Sanlam Ltd ADR	5,920
1,022	Scor ADR	3,505
215	Selective Ins Group Inc	5,111
174	Tokio Marine Holdings ADR	5,542
92	Torchmark Corporation	7,446
		173,103	1.63%

	Internet & Catalog Retail
48	Amazon Inc. *	15,002
109	Expedia Inc	7,990
7	Priceline.com Incorporated *	8,950
104	Shutterfly Inc *	4,279
		36,221	0.34%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Internet Software & Services
30	Baidu Inc ADR *	$ 4,974
200	Dena Co Ltd	2,611
179	Facebook, Inc., Class A *	11,331
34	Google Inc *	19,436
33	Google Inc., Class A *	18,476
28	LinkedIn Corporation *	4,482
449	Telecity Group Plc	5,350
1,660	Tencent Holdings ADR	23,439
265	Yahoo Inc *	9,182
449	Yahoo Japan Corp ADR	4,140
		103,421	0.97%

	Leisure Equipment & Products
124	Brunswick Corp	5,344
135	Hasbro Inc	7,249
62	Shimano Inc.	6,396
		18,989	0.18%

	Life Sciences Tools & Services
168	Agilent Technologies Inc	9,566	0.09%

	Machinery
386	AB Volvo, Class B, ADR	5,593
57	Caterpillar	5,827
485	Cnh Industrial	5,296
174	Fanuc Corporation ADR	4,950
45	Hino Motors Ltd. ADR	5,725
10,000	Jaya Holdings Ltd	6,379
391	Kubota Ltd	5,339
1,000	Mitsubishi Hvy Inds	5,826
51	Parker-Hannifin Corp	6,387
71	Pentair Ltd	5,299
48	Pfeiffer Vacuum	5,215
197	S K F Ab ADR	5,081
388	Sandvik Ab ADR	5,548
20	SMC Corp	5,226
500	Star Micronics	6,587
271	Trelleborg Ab B	5,913
114	Woodward Inc	5,096
176	Xylem Inc.	6,565
		101,852	0.96%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Media
98	British Sky Plc	$ 5,836
109	CBS Corporation	6,497
75	Cinemark Holdings Inc.	2,364
174	Comcast Corp	9,083
78	Directv *	6,430
116	Gannett Co., Inc.	3,224
173	Grupo Televisa Sa De Cvfglobal	5,847
113	Lamar Advertising Co.	5,575
71	Morningstar Inc	5,051
52	Naspers Ltd ADR *	5,816
448	Prosiebnsat 1 Media ADR	5,242
400	R T L Group ADR	4,680
135	Reed Elsevier NV	6,037
129	Regal Entertainment Grp	2,517
1,426	Technicolor *	10,526
81	Telenet Gp Hldg Nv *	4,853
194	The Walt Disney Company	16,298
163	Thomson Reuters Corp	5,654
64	Time Warner Cable	9,034
87	Time Warner Inc	6,075
81	Viacom, Inc., Class B	6,912
48	W P P Plc ADR *	5,183
		138,734	1.31%

	Metals & Mining
590	Anglo Amern Plc ADS	7,198
196	Antofagasta Plc ADR	5,186
80	BHP Billiton	5,012
200	Bhp Billiton Ltd	6,893
156	BHP Billiton Ltd	10,589
894	Cia Siderurgica ADR	3,469
289	Cliffs Natural Res Inc	4,532
129	Commercial Metals Co	2,290
60	Compass Minerals Intl	5,579
1,106	Fortescue Metal	4,542
466	Glencore Xstrata ADR	5,061
201	Indus Penoles Sa	4,864
310	Jsc Mmc Norilsk ADR *	5,980
1,068	Kinross Gold Corp *	4,037
20,000	MMG Ltd	5,056
84	Newmont Mining Corp	1,923
1,572	Novagold Res Inc *	4,732

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Metals & Mining - (Continued)
497	Polymetal Intl	$ 4,356
64	Posco ADR	4,531
98	Rio Tinto Plc	5,021
108	Royal Gold Inc	6,774
390	Sesa Sterlite Ltd ADR *	7,316
197	Thyssen Krupp Ag *	5,923
678	Vale Sa ADR	8,644
336	Vale SA ADR	3,857
		133,365	1.26%

	Multi-Utilities
74	Ameren Corp	2,912
166	Consolidated Edison Inc	9,132
57	Dominion Resources, Inc.	3,931
37	DTE Energy Company	2,816
262	Gdf Suez	7,316
220	MDU Resources Group	7,454
91	National Grid plc	6,800
272	Teco Energy Inc	4,697
122	Vectren Corp	4,865
362	Veolia Environnement S.A. ADR	6,965
		56,888	0.54%

	Multiline Retail
53	Canadian Tire Ltd	5,092
111	Dollar Tree, Inc. *	5,886
97	Macys Inc	5,809
57	Next Group Plc *	6,343
		23,130	0.22%

	Oil, Gas & Consumable Fuels
60	Anadarko Petroleum Corp	6,172
45	Apache Corp	4,195
287	BG Group Plc	5,921
162	BP Plc	8,173
329	Canadian Natural Resources Limited	13,380
280	Canadian Oil Sands Ltd	5,883
234	Chesapeake Energy Corporation	6,720
156	Chevron Corporation	19,155
61	China Pete & Chem ADR	5,508
415	Cobalt Intl Energy Inc *	7,673
86	ConocoPhillips	6,875

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Oil, Gas & Consumable Fuels - (Continued)
48	Continental Resources, Inc. *	$ 6,737
126	Devon Energy Cp	9,311
1,330	DNO Intl ASA *	4,821
544	Dragon Oil Plc	5,556
356	Ecopetrol Sa ADR	12,998
112	Enbridge Inc.	5,319
84	Eqt Corp	8,978
493	Exxon Mobil Corporation	49,561
221	Gazprom Neft ADR *	4,464
198	Gibson Energy Inc	5,763
165	Husky Energy Inc	5,589
128	Imperial Oil Ltd	6,301
267	Kinder Morgan, Inc.	8,915
469	Kodiak Oil & Gas Corp *	5,970
82	Lukoil Oil Co ADR *	4,638
123	Murphy Oil Corp Hldg	7,585
44	Noble Energy, Inc.	3,171
2,384	Oao Gazprom Spon ADR	19,477
55	Occidental Petroleum Corporation	5,483
45	Oneok Inc	2,902
139	Pembina Pipeline Corp	5,584
748	Petroleo Brasileiro ADR	10,547
346	Petroleo Brasileiro ADR	5,166
78	Phillips 66	6,614
67	Qep Resources Inc	2,140
207	Repsol S A ADR	5,864
105	Royal Dutch Shell ADR	8,253
68	Royal Dutch Shell Class B ADR	5,565
104	Sasol Limited	5,854
711	Showa Shell Sekiyu	7,669
223	Statoil ASA ADR	6,801
189	Suncor Energy Inc	7,282
660	Surgetneftegax Jsc ADR *	4,726
98	Total S A ADR	6,806
165	Valero Energy Corp	9,248
192	Williams Companies	9,016
146	Woodside Petro ADR	5,710
		386,039	3.63%

	Paper & Forest Products
241	Canfor Corp *	5,268
116	International Paper Co	5,525
		10,793	0.10%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Personal Products
55	Beiersdorf Ag	$ 5,555
149	Kcrpy	5,923
305	L'Oreal SA ADR	10,590
		22,068	0.21%

	Pharmaceuticals
109	Abbvie Inc	5,922
54	Allergan Inc	9,043
115	Astellas Pharma Inc	1,480
110	AstraZeneca Plc	7,942
89	Bayer A G ADR	12,858
101	Bristol Myers Squibb Co	5,024
127	Dr Reddys Labs ADR *	5,221
121	Eisai Co. Ltd.	4,950
225	Glaxosmithkline Plc	6,037
196	Glaxosmithkline Plc	10,572
213	Impax Laboratories Inc *	5,913
41	Jazz Pharmaceuticals Plc *	5,816
305	Johnson & Johnson	30,945
102	Lilly Eli & Company	6,106
9	Mallinckrodt Plc *	700
274	Merck & Co. Inc.	15,854
96	Merck KGaA	5,513
195	Novartis A G Spon ADR	17,562
160	Novartis Ag	14,349
435	Novo Nordisk A/S	18,392
145	Otsuka Holdings Co	4,093
655	Pfizer Inc.	19,408
1,104	Roche Holding AG	40,727
60	Sanofi	6,415
210	Takeda Pharma Co ADR	4,759
126	Teva Pharm Inds Ltd	6,362
189	Theravance Inc *	5,415
47	Valeant Pharma Intl *	6,167
296	Zoetis inc	9,087
		292,632	2.75%

	Professional Services
72	Corp Executive Board Co	4,908
292	Experian plc ADR	5,052
44	Manpower Group Inc.	3,607
		13,567	0.13%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Publishing - Newspapers
443	Daily Mail & Gen Tr Class A *	$ 6,463	0.06%

	Real Estate Management & Developers
365	Cheung Kong Hldg ADR	6,490
230	Daiwa House Ind Ltd	4,304
14,309	Franshion Prop *	4,282
167	Mitsubishi Estate ADR	4,089
139	Mitsui Fudosan Co	4,398
42	Morguard Corporation	5,459
57	Realogy Holdings Corp	2,119
514	Savills Plc	5,470
565	Tokyo Tatemono Co	5,145
		41,756	0.39%

	Road & Rail
204	Canadian National Railway Company	12,358
362	East Japan Railway ADR	4,608
240	Hertz Global Holdings, Inc. *	7,085
1,184	Mtr Corp Ltd	4,482
34	Ryder System Inc	2,951
36	Union Pacific Corp	7,174
		38,658	0.36%

	Semiconductors & Semiconductor
72	A S M L Holdings	6,183
98	Analog Devices Inc	5,133
299	Applied Materials Inc	6,037
105	Arm Holdings Plc ADR	4,851
508	Infineon Technologies AG	6,289
574	Intel Corporation	15,682
366	Micron Technology Inc *	10,464
161	Ochip Technology Inc.	7,664
102	Silicon Laboratories Inc *	4,602
181	Skyworks Solutions Inc	7,839
81	Synaptics Inc *	5,514
431	Taiwan Semiconductr ADR *	8,861
2,500	Utd Microelectr	5,750
		94,869	0.89%

	Software
133	Aspen Technology Inc *	5,718
161	Autodesk Inc *	8,432

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Software - (Continued)
81	Check Pt Software Tech	$ 5,223
43	Dassault Systems Sa	5,471
90	Gemalto nv	4,900
115	Micros Systems Inc *	6,143
796	Microsoft Corp.	32,588
53	Netsuite Inc *	4,266
296	Nintendo Ltd ADR	4,310
521	Oracle Corporation	21,892
230	Progress Software Corp *	4,996
183	Salesforce.com, Inc. *	9,631
128	Sap Ag ADR	9,792
152	SolarWinds Inc *	5,942
128	Ss&C Technologies Hldgs *	5,459
		134,763	1.27%

	Specialty Retail
108	Buckle Inc	4,844
152	CST Brands Inc	5,027
210	Fast Retailing Co ADR	6,970
135	Hennes & Mauritz Ab	5,706
35	Industria De Diseno	5,081
107	Lowe's Companies Inc.	5,038
61	O Reilly Automotive *	9,025
71	Outerwall Inc *	5,022
182	The Home Depot, Inc.	14,602
154	TJX Cos Inc	8,385
		69,700	0.66%

	Textiles, Apparel & Luxury Goods
92	Adidas Ag ADR	4,948
29	Christian Dior Sa	6,068
15	Hermes International Sa	5,316
219	Kate Spade & Co *	7,974
250	Kring Sa ADR	5,497
30	Lvmh Moet	5,969
145	Lvmh Moet New ADR	5,791
126	Nike, Inc. Class B	9,691
246	Prada s p a ADR	3,692
		54,946	0.52%

	Thrifts & Mortgage Finance
133	New York Community Bancorp Inc	2,032
364	Radian Group Inc	5,249
		7,281	0.07%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Tobacco
143	Altria Group Inc.	$ 5,943
48	Brit Amer Tobacco ADR	5,820
69	Imperial Tob Gp Plc ADR	6,273
297	Japan Tobacco Inc	10,049
197	Philip Morris International, Inc.	17,442
		45,527	0.43%

	Trading Companies & Distributors
77	Gatx Corp	5,070
202	Itochu Corp ADR	4,797
110	Marubeni Corporation	7,546
18	Mitsui & Co. Ltd.	5,484
33	Wesco International Inc. *	2,819
		25,716	0.24%

	Transportation Infrastructure
1,309	BBA Aviation Plc	6,871
215	Hamburger Hafen *	5,374
1,941	OHL Mexico SAB *	5,389
126	Sydney airport	515
162	Westshore Terms	4,989
		23,138	0.22%

	Water Utilities
62	American Water Works Co	3,014
481	Companhia De Saneam ADR	4,709
		7,723	0.07%

	Wireless Telecommunication Services
784	Advanced Info Svc ADR	5,543
452	America Movil *	8,737
162	China Mobile Limited ADR	7,948
324	K D D I Corp ADR	4,821
264	M T N Group Ltd ADR	5,623
248	Mobile Telesystems ADR *	4,586
627	NTT Docomo Inc	10,471
112	Rogers Commun Inc Class B	4,530
207	S K Telecom Ltd ADR	4,933
314	Softbank Corp ADR	11,414
1,460	Sprint Corporation *	13,943
200	Tim Participacoes ADR	5,448
293	Turkcell Iletsm *	4,541

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

	Wireless Telecommunication Services - (Continued)
419	Vodacom Group Ltd ADR *	$ 5,149
172	Vodafone Group Plc ADR	6,022
		103,709	0.98%

Total for Common Stock (Cost - $4,427,692)		$ 4,804,931	45.22%

CORPORATE BONDS

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	9,707
9,000	Goldman Sachs 5.95% 01/18/18	10,257
		19,964	0.19%
Commercial Banks
10,000	HSBC Holdings 5.1% 04/05/2021	11,397
11,000	Wells Fargo 1.5% 01/16/18	10,993
		22,390	0.21%
Consumer Finance
11,000	American Express 2.75% 09/15/2015	11,317
10,000	John Deere Cap 2.25% 06/07/16	10,325
		21,642	0.20%
Beverages
10,000.00	Coca Cola 1.65% 11/01/2018	10,103	0.10%

Diversified Telecommunication
10,000	Rogers Wireless 7.5% 03/15/2015	10,537
11,000	Verizon Communications 2.45% 11/01/22	10,375
		20,912	0.20%
Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	10,569
10,000	Exelon Corp 4.9% 06/15/2015	10,419
		20,988	0.20%
Financial Services
8,000	Equitable Cos 7% 04/01/28	9,532	0.09%

Food & Beverage
8,000	Anheuser Busch 7.75% 01/15/19	9,967	0.09%

Food Products
8,000	Kraft Foods 6.875% 01/26/39	10,562	0.10%

Hotels Restaurants & Leisure
10,000	Carnival Corp 3.95% 10/15/2020	10,536	0.10%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

Insurance
9,000	Hartford Financial Service Group 5.125% 04/15/22	$ 10,251	0.10%

Integrated Oils
8,000	Shell Intl 5.5% 03/25/40	9,582
10,000	Total Capital SA 4.45% 06/24/2020	11,192
		20,774	0.19%
IT Services
10,000	Xerox Corp 2.95% 03/15/2017	10,447	0.10%

Machinery
10,000	Deere & Co 2.6% 06/08/2022	9,775	0.09%

Media
10,000	Comcast Corp 5.85% 11/15/2015	10,778	0.10%

Oil, Gas & Consumable Fuels
10,000	Apache Corp 1.75% 04/15/2017	10,209
10,000	BP Capital 4.742% 03/11/2021	11,237
10,000	ONEOK Partners 6.125% 02/01/2041	11,740
10,000	Plains Amer Pipeline 3.85% 10/15/2023	10,265
		43,451	0.41%
Pharmaceuticals
10,000	Merck & Co 4.15% 05/18/2043	9,879	0.09%

Real Estate Investment Trusts
9,000.00	Host Hotels & Resorts 6% 10/01/21	10,419	0.10%

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/19	10,565	0.10%

Supranationals
11,000	European Invt 1.75% 03/15/17	11,283
10,000	Intl Bk Recon 2.125% 03/15/2016	10,322
		21,605	0.20%
Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1% 03/08/17	10,068
10,000	Fhlb 2.875% 09/11/2015	10,344
5,000	Fhlmc 1.25% 10/02/2019	4,879
5,000	Fnma 1.05% 05/25/2018	4,941
5,000	Fnma 5.00% 03/15/2016	5,416
		35,648	0.33%
Utilities
9,000	Entergy Gulf 6% 05/01/18	10,224	0.10%

Total for Corporate Bonds (Cost - $357,703)		$ 360,412	3.39%

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS
804	CurrencyShares Japanese Yen Trust *	$ 77,015
9	Ishares Barclays Bond 10-20 Treas	1,169
126	Ishares Barclays Bond 20+ Yr Treas	14,377
274	Ishares Barclays Fdagency Bond	30,896
5,133	Ishares Barclays Mbs Fixed Rate	555,031
1,715	Ishares Etf Jp Morgan Usd Emerging	198,305
5,551	Ishares International Treasury Bond	577,970
2,579	Ishares MSCI Emg Mkts Small Cap	127,578
1,524	Ishares Msci Etf	43,388
946	Ishares Msci Japan Etf Japan Small Cap	50,687
447	Ishares Msci Korea Etf	28,890
918	Ishares Msci Pac Ex Japnpacific Ex-Japan Etf	45,946
727	Ishares Msci Taiwan Etf	10,985
181	Ishares Tr Barclay Bond 7-10 Yr Treas	18,820
91	Ishares Tr Barclays Bond 1-3 Yr Treas	7,703
529	Ishares Tr Barclays Bond 3-7 Yr Treas	64,596
14,886	Market Vectors Emerg Markets Currency Bond	359,646
4,584	Spdr Barclays Etf High Yield Very Lqd	190,374
13,061	Spdr Barclays Global Agg Ex-Usd	489,788
25,402	Spdr Barclays Global Treasury Ex-Us	1,521,834
1,552	Vanguard Bond Etf Intermediate Term	134,496
306	Vanguard Corp Bond Etf Long Term	27,693
677	Vanguard Corp Bond Short Term	54,492
1,739	Vanguard FTSE Europe ETF	106,044
Total for Exchange Traded Funds (Cost - $4,640,028)		$ 4,737,723	44.58%

REAL ESTATE INVESTMENT TRUSTS
123	American Capital Agency Reits	$ 2,919
352	Artis Real Estate Invt Ftrust Units	5,104
241	Biomed Realty Trust Inc	5,230
50	Boston Properties Inc	6,034
228	Corp Office Pptys REIT	6,281
471	Diamondrock Hospitality	5,850
222	Douglas Emmett Inc	6,303
69	Equity Residential	4,264
15	Essex Property Trust	2,714
123	Eurocommercial Ppty *	5,925
62	Extra Space Storage Inc	3,246
1,154	Goodman Group	5,470
140	Health Care Reit Inc	8,852
124	Kimco Realty Corp	2,842
152	Lasalle Hotel Pptys Shs Of Beneficial Int Reit	5,014
634	Mfa Financial Inc	5,218

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - (Continued)
172	Plum Creek Timber Co	$ 7,757
33	Public Storage	5,689
135	Redwood Trust Inc	2,631
53	Simon Property Group	8,822
80	Sovran Self Storage Inc	6,144
385	Sunstone Hotel Investors Inc	5,656
90	Ventas Inc Reit	6,012
27	Washington Prime Group Inc *	527
Total for Real Estate Investment Trusts (Cost - $111,932)		$ 124,504	1.17%

U.S. TREASURY NOTES & OBLIGATIONS
10,000	Us Treasruy 0.5% 06/15/2016	$ 10,023
10,000	US Treasury .625% 04/30/2018	9,791
20,000	US Treasury .625% 11/30/2017	19,736
10,000	US Treasury .75% 2/28/2018	9,866
10,000	US Treasury .875% 02/28/2017	10,051
20,000	Us Treasury 0.25% 05/15/2016	19,961
10,000	Us Treasury 0.625% 07/15/2016	10,044
10,000	Us Treasury 0.75% 12/31/2017	9,894
20,000	US Treasury 0.75% 6/30/2017	19,950
10,000	US Treasury 0.875% 01/31/2017	10,059
10,000	US Treasury 1% 08/31/2016	10,120
10,000	Us Treasury 1% 08/31/2019	9,687
10,000	US Treasury 1% 09/30/2019	9,673
10,000	US Treasury 1.125% 03/31/2020	9,637
15,000	US Treasury 1.125% 05/31/2019	14,706
10,000	Us Treasury 1.375% 07/31/2018	10,045
15,000	US Treasury 1.375% 11/30/2018	15,001
10,000	US Treasury 1.75% 05/15/2022	9,665
10,000	US Treasury 1.875% 08/31/2017	10,309
10,000	US Treasury 2% 02/15/2023	9,746
10,000	US Treasury 2.125% 08/15/2021	10,037
10,000	Us Treasury 2.5% 08/15/2023	10,103
36,000	US Treasury 2.625% 06/30/214	38,249
10,000	US Treasury 2.625% 08/15/2020	10,451
10,000	US Treasury 2.625% 11/15/2020	10,437
20,000	US Treasury 2.75% 11/30/2016	21,081
5,000	US Treasury 3.125% 11/15/2041	4,868
5,000	US Treasury 3.375% 08/15/2040	5,575
10,000	US Treasury 3.5% 5/15/2020	10,980
5,000	US Treasury 4.625% 02/15/2040	6,252
10,000	US Treasury 5.125% 05/15/2016	10,927
5,000	US Treasury 5.25% 02/15/2029	6,449

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

U.S. TREASURY NOTES & OBLIGATIONS - (Continued)
5,000	US Treasury 6.25% 8/15/2023	$ 6,638
40,000	US Treasury Note 0.375% 04/15/2015	40,100
39,000	US Treasury Note 2.125% 11/30/2014	39,395
39,000	US Treasury Note 2.625% 06/30/2014	39,076
Total for U.S. Treasury Notes & Obligations (Cost - $513,164)		$ 508,582	4.79%

MONEY MARKET FUNDS
196,750	Aim Short Term Investments Trust 0.01% ** (Cost - $196,750)	196,750	1.85%

	Total Investments (Cost - $10,247,269)	$ 10,732,902	101.00%

	Other Assets Less Liabilities	(106,352)	-1.00%

	Net Assets	$ 10,626,550	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at May 31, 2014.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
742	BAE Systems Plc ADR	$ 21,191
428	Embraer SA ADR	15,511
162	Thales SA	9,697
		46,399	0.26%

Airlines
1,000	Cathay Pacific Airways Ltd.	9,010
638	China Eastern Airlines Corp. Ltd. *	9,698
1,001	Latam Airlines Group SA *	14,454
607	Singapore Airlines Ltd. *	10,076
		43,238	0.24%

Auto Components
2,322	Astra International Tbk PT ADR	28,734
933	Inchcape Plc	9,726
825	Michelin Co. ADR	20,369
		58,829	0.32%

Automobiles
1,956	Bayerische Motoren Werke AG	81,761
1,414	Byd Co. Ltd. ADR *	13,891
864	Daimler AG ADR	82,400
1,696	Fiat Spa ADR *	17,910
638	Peugeot SA ADR *	11,210
1,810	Porsche Automobil ADR	19,331
205	Renault Société Anonym	19,298
		245,801	1.35%

Asset Management
422	Alaris Royalty Corp.	10,558
4,216	AMP Ltd.	20,768
		31,326	0.17%

Beverages
44,187	Ambev SA ADR	311,077
510	Carlsberg A/S ADR	10,669
310	Fomento Economico Mexicano SAB de CV	29,453
		351,199	1.93%

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Capital Markets
1,282	Credit Suisse Group ADR *	$ 38,075
920	Deutsche Bank AG	37,288
378	Macquarie Group Ltd. ADR	21,130
		96,493	0.53%

Chemicals
1,669	Israel Chemicals Ltd. ADR	14,804
299	K+S AG	10,385
440	LyondellBasell Industries NV, Class A	43,811
33	Solvay SA	5,337
220	Yara International ASA ADR	10,061
		84,398	0.46%

Commercial Banks
1,360	Agricultural Bank of China Ltd. ADR *	15,218
3,862	Akbank TAS ADR	30,046
1,854	Australia & New Zealand Banking Group Ltd.	57,863
6,525	Banco Bilbao Vizcaya Argentaria, S.A. ADR	83,977
3,995	Banco Bradesco SA ADR	58,327
3,033	Banco de Sabadell SA	10,022
5,946	Banco do Brasil SA ADR	60,649
2,712	Banco Popular Espanol SA	19,153
4,443	Banco Santander Brasil SA/Brazil	30,035
12,182	Banco Santander SA	124,500
3,357	Bank Mandiri Persero Tbk PT	29,323
5,200	Bank of China Ltd. ADR *	61,880
517	Bank of Hapoalim Ltd. ADR	15,195
580	Bank of Montreal	40,774
1,008	Bank of Nova Scotia	64,714
1,609	Bank Rakyat Indonesia Persero Tbk PT ADR	28,544
3,585	Barclays Bank ADR	59,224
933	Bendigo and Adelaide Bank Ltd.	10,191
2,696	BNP Paribas ADR	94,090
345	Boc Hong Kong Holdings Ltd. ADR *	20,814
448	Canadian Imperial Bank of Commerce	39,576
26,905	China Construction Bank Corp. ADR *	397,118
1,139	Commerzbank AG ADR *	18,133
1,440	Danske Bank A/S ADR	20,203
376	DBS Group Holdings, Ltd. ADR	20,353
117	DNB Nor Asa	21,962
1,226	Erste Group Bank AG ADR	21,381
1,646	Grupo Financiero Banorte SAB de CV ADR	59,552

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Commercial Banks - (Continued)
1,240	Hang Seng Bank ADR	$ 20,323
2,000	HDFC Bank Ltd. ADR *	90,060
3,158	HSBC Holdings Plc ADR	166,490
1,198	Icici Bank Ltd. ADR *	59,505
9,324	Industrial & Commercial Bank of China Ltd. ADR *	121,305
8,012	Itau Unibanco Holding SA ADR	124,186
3,048	Intesa Sanpaolo Spa ADR	61,265
646	Kasikornbank PCL	14,871
666	KBC Groep NV ADR *	19,840
9,736	Malayan Banking Bhd ADR	60,947
3,600	National Australia Bank Ltd. ADR	56,052
243	National Bank of Canada	10,202
2,863	Natixis	19,513
4,265	Nordea Bank AB ADR	62,657
2,014	Royal Bank of Scotland Group Plc ADR *	23,302
656	Shinhan Financial Group Co. Ltd. ADR	28,779
1,495	Skandinaviska Enskilda Banken AB	20,298
5,070	Societe Genrale ADR	58,761
2,133	Standard Bank Group Ltd.	28,518
1,856	Standard Chartered Plc	41,758
114	Svenska Handelsbanken	5,794
590	Svenska Handelsbanken ADR	15,015
773	Swedbank AB ADR	20,666
2,094	Toronto Dominion Bank	103,841
7,335	Turkiye Garanti Bankasi AS ADR	29,670
6,922	Unicredit Spa	60,341
568	United Overseas Bank Ltd. ADR	20,567
413	Woori Finance Holdings Co. Ltd. New ADR *	14,385
		2,871,728	15.76%

Commercial Vehicles
300	Scania AB *	8,949
680	Weichai Power Co. Ltd. *	10,146
		19,095	0.11%

Computers & Peripherals
613	Lenovo Group Ltd. ADR *	15,215	0.08%

Containers & Packaging
1,921	DS Smith Plc	10,222	0.06%

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Construction & Engineering
125	Acciona SA *	$ 10,079
574	Aker Solutions ASA	10,077
448	Bouygues SA	20,797
1,262	Empresas ICA SAB de CV ADR *	10,247
915	Ferrovial SA	19,807
111	Hochtief AG	10,091
179	Koninklijke Boskalis Westminster NV	10,194
		91,292	0.50%

Construction Materials
2,341	Cemex SAB de CV ADR	30,129
679	Compagnie de Saint-Gobain *	38,684
697	CRH Plc ADR	19,251
1190	HeidelbergCement AG ADR	20,528
1,115	Holcim, Ltd. ADR *	19,479
880	Lafarge SA ADR *	18,902
580	Semen Indonesia Persero Tbk PT ADR	14,900
		161,873	0.89%

Consumer Finance
3,298	Cielo SA ADR	58,836	0.32%

Curde Petroleum & Natural Gas
5684	Ecopetrol SA ADR	207,523	1.14%

Distributors
3,360	Li & Fung Ltd. ADR	9,630
387	Rexel SA *	9,248
403	United Tractors Tbk PT	15,113
		33,991	0.19%

Diversified Financial Services
2,710	Deutsche Boerse AG ADR	20,569
529	Investor Ab	20,760
111	Pargesa Holding SA	9,893
		51,222	0.28%

Diversified Telecommunication
901	Abertis Infraestructuras S.A.	19,743
901	Abertis Rights 5/28/2014 *	987
8,386	Advanced Info Service PCL ADR	59,289
6,028	America Movil SAB de CV *	116,521

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Diversified Telecommunication - (Continued)
890	BCE, Inc.	$ 40,878
1,690	Belgacom SA ADR	11,129
642	BT Group Plc. ADR	42,873
1,468	China Unicom Hk ADR	21,961
937	Chunghwa Telecom Co. Ltd. *	29,843
449	Deutsche Telekom	7,543
4,492	Deutsche Telekom AG ADR	75,466
1,362	Hellenic Telecommunications Organization SA ADR *	9,820
4,152	MTN Group Ltd ADR	88,438
812	Mobile Telesystems OJSC ADR *	15,014
10,936	Oi SA ADR *	9,223
2,666	Orange ADR	42,789
451	Philippine Long Distance Telephone Co.	29,563
1,334	Singapore TLCM ADR	41,481
1,215	SK Telecom Co. Ltd.	28,953
1,083	TDC A/S	10,512
1,648	Telecom Italia Spa *	20,402
1,487	Telefonica Brasil SA ADR	29,904
1,213	Telefonica Deutschland Holding AG	9,369
572	Telenor Asa ADR	40,801
2,734	TeliaSonera Ab ADR	40,545
576	Telus Corp.	21,755
560	Tim Participacoes SA ADR	15,254
984	Turkcell Iletisim Hizmetleri AS *	15,252
1,203	VimpelCom Ltd. ADR *	10,069
743	Vivendi SA ADR *	19,519
2,468	Vodacom Group Ltd. ADR *	30,332
		955,228	5.24%

Electric Utilities
678	AGL Energy Ltd. ADR	9,736
894	Centrica Plc. ADR	20,374
1,480	Cia de Saneamento Basico do Estado de Sao Paulo ADR	14,489
2,528	CLP Holdings Ltd. ADR	20,730
921	CPFL Energia SA ADR	14,800
2,104	E. On SE ADR	40,810
7,875	Electricité de France S.A. ADR	53,944
10,780	ENEL Ente Nazionale per L'Energ Elet SPA ADR *	60,476
1,820	Enersis SA ADR	29,484
343	Fortis Inc./Canada	10,180
4,535	Fortum Oyj Corp. ADR	21,841
1,460	Iberdrola SA ADR	42,048

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Electric Utilities - (Continued)
3,008	Korea Electric Power Corp.	$ 57,874
687	Perusahaan Gas Negara Persero Tbk PT	30,008
534	RWE AG ADR	21,461
793	SSE Plc ADR	20,880
625	Terna Rete Elettrica Nazionale Spa ADR *	10,000
		479,135	2.63%

Electrical Equipment
3,215	Schneider Electric SA ADR	60,281	0.33%

Electronic Equipment & Instruments
183	Garmin Ltd. New	10,781	0.06%

Farm Products
1,000	Wilmar International Ltd ADR	25,600	0.14%

Food & Staples Retailing
1,337	BRF SA ADR	28,852
2,595	Carrefour SA ADR	18,788
81	Casino Guichard Perrachon SA	10,430
1,420	Cencosud SA ADR	15,009
450	J Sainsbury Plc	10,528
1,056	Koninklijke Ahold Spa ADR	19,313
4,680	Wal-Mart Stores, Inc.	118,638
116	Wesfarmers Ltd. *	4,683
752	Wesfarmers Ltd. New ADR	15,130
		241,371	1.32%

Food Products
260	Bidvest Group Ltd. ADR	14,352
882	Tesco Plc	4,487
2,320	Tesco Plc ADR	35,450
		54,289	0.30%

Forest & Paper Products
291	Investment AB Kinnevik	11,546
1,004	Stora Enso OYJ ADR	10,251
		21,797	0.12%

Gas Utilities
642	Enagas SA	9,405
700	Gas Natural SDG SA	20,177
		29,582	0.16%

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Home & Office Products
229	Persimmon PLC ADR *	$ 10,374	0.06%

Household Products
197	Henkel AG & Co. KGaA ADR	19,897
1,078	Kimberly-Clark Corp.	14,413
708	Svenska Cellulosa AB ADR	19,810
341	Travis Perkins Plc.	9,618
		63,738	0.35%

IT Services
276	Cap Gemini SA ADR	10,041
1,140	Infosys Ltd. ADR *	58,630
		68,671	0.38%

Institutional Financial Service
702	Icap Plc. ADR	9,351	0.05%

Industrial Conglomerates
629	Koninklijke Philips N.V (PHG)	19,839
922	Siemens A G ADR	122,552
		142,391	0.78%

Insurance
197	Ace Ltd.	20,431
2,251	Aegon N.V.	19,606
233	Ageas ADR	9,821
3,560	Allianz SE ADR	60,449
217	Aspen Insurance Holdings Ltd.	9,971
1,169	Aviva Plc. ADR	20,750
2,313	AXA Group ADR	57,316
4,732	BB Seguridade Participacoes SA ADR *	60,191
577	Catlin Group Ltd. ADR	10,126
758	China Life Insurance Co. Ltd. ADR	30,798
933	CNP Assurances	20,120
390	Delta Lloyd NV	9,471
23	Fairfax Financial Holdings Ltd.	10,517
542	Gjensidige Forsikring ASA	10,004
729	Great West Lifeco, Inc.	19,501
2,920	ING Groep NV ADR *	40,997
5,770	Legal & General Group Plc.	22,260
1,086	Manulife Financial Corp.	19,885
1,720	Muenchener Rueckver ADR	38,184

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Insurance - (Continued)
1,999	Ping An Insurance Group Co. of China Ltd. ADR *	$ 31,064
363	Power Corp. of Canada	9,819
1,229	RSA Insurance Group Plc	10,016
515	Sanlam Ltd.	14,518
2,740	Scor Se ADR	9,398
3,165	Standard Life Plc	21,217
603	Sun Life Financial, Inc.	20,412
459	Swiss Re Ltd. ADR	40,943
17	White Mountains Insurance Group Ltd.	10,039
1446	Zurich Insurance Group AG ADR *	43,510
		701,334	3.85%

Iron & Steel
1,308	Kumba Iron Ore Ltd.	13,342
400	Posco ADR	28,316
825	Sesa Sterlite Ltd. *	15,477
6,828	Vale SA ADR	78,385
1,085	Voestalpine AG ADR *	10,123
		145,643	0.80%

Machinery
1220	AB Volvo Class B ADR	17,678
247	Metso OYJ SA ADR	9,623
2,136	Vinci SA ADR	39,580
182	Wartsila OYJ Abp	9,819
		76,700	0.42%
Marine
5	AP Moeller Maersk ADR	12,354	0.07%

Media
168	Axel Springer SE	10,819
716	Baidu Inc. ADR *	118,720
902	Grupo Televisa SAB	30,488
1,024	Naspers Ltd. ADR *	114,534
211	NetEase Inc. ADR	15,015
1,079	Pearson Plc ADR	21,181
8	ProSiebenSat.1 Media AG ADR	94
		310,851	1.71%

Metals & Mining
1,950	Anglo American Platinum Ltd. *	13,689
3,076	Anglo American Plc. ADR	37,527

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Metals & Mining - (Continued)
1,153	Barrick Gold Corp.	$ 18,575
1,241	BHP Billiton Ltd. ADR	77,749
5,710	Glencore Xstrata Plc. ADR	62,011
815	Goldcorp Inc.	19,047
195	Groupe Bruxelle	20,303
2,467	Kinross Gold Corp. *	9,325
3,160	MMC Norilsk Nickel OJSC ADR *	60,956
1,948	Norsk Hydro ASA	10,694
455	Teck Resources Ltd. Class B	10,151
1,346	Yamana Gold Inc.	9,906
		349,933	1.92%

Multi-Utilities
2,243	GDF Suez ADR	62,849
844	National Grid Plc. ADR	63,072
		125,921	0.69%

Multiline Retail
686	Marks & Spencer Group PLC	10,317	0.06%

Oil, Gas & Consumable Fuels
240	AltaGas Ltd.	10,662
340	ARC Resources Ltd.	9,794
243	Baytex Energy Corp.	10,153
2,031	BP Plc ADR	102,464
472	Canadian Oil Sands Ltd.	9,922
328	China Petroleum & Chemical Corp.	29,618
366	CNOOC Ltd. ADR *	62,666
880	Encana Corp.	20,513
1,182	Eni Spa ADR	60,081
197	Ensco Plc.	10,374
228	Gazprom Neft OAO ADR *	4,606
380	Gibson Energy Inc.	11,060
621	Husky Energy Inc.	20,930
1,572	Lukoil OAO ADR *	88,912
575	Nabors Industries Ltd.	15,082
246	PetroChina Co. Ltd. ADR	29,249
7,527	Petroleo Brasileiro SA ADR	112,378
3,102	PTT Exploration & Production PCL	29,500
762	Repsol S A ADR	21,586
1,584	Royal Dutch Shell Plc. Class A ADR	124,502
988	Royal Dutch Shell Plc. Class B ADR	80,858

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Shares		Market Value	% of Net Assets

Oil, Gas & Consumable Fuels - (Continued)
740	Saipem Spa *	$ 9,598
1,028	Sasol Ltd.	57,866
2,764	Statoil ASA ADR	84,302
1,579	Suncor Energy, Inc.	60,839
7,790	Surgutneftegas OAO ADR *	56,478
134	Tatneft OAO ADR *	5,050
2,009	Total S A ADR	139,525
432	TransCanada Corp.	20,153
468	Transocean Ltd.	19,885
526	Woodside Petroleum Ltd. ADR	20,572
1,259	Yanzhou Coal Mining Co. Ltd. *	9,871
		1,349,049	7.40%

Pharmaceuticals
1,313	AstraZeneca Plc ADR	94,799
180	Merck & Co., Inc.	10,337
2,372	Teva Pharmaceutical Industries Ltd.	119,762
		224,898	1.23%

Professional Services
1094	Deutsche Post AG ADR	40,620	0.22%

Real Estate Management & Developers
1,146	Cheung Kong Holdings Ltd. ADR	20,376
695	Hang Lung Properties Ltd. ADR	11,092
3,416	Henderson Land Development Co. Ltd. *	22,119
1,599	Sun Hung Kai Properties Ltd. ADR	21,698
857	Swire Pacific Ltd.	10,164
119	Swiss Prime Site AG	9,569
1,435	Wharf Holdings Ltd. ADR	20,377
		115,395	0.63%

Semiconductors & Semiconductor
2,435	Advanced Semiconductor Engineering Inc. ADR *	15,681
1,584	Atlantia ADR	21,923
1,074	STMicroelectronics NV	10,697
14,830	Taiwan Semiconductor Manufacturing Co. Ltd. ADR *	304,905
		353,206	1.94%

Software
229	Check Point Software Technologies Ltd. *	14,766
3,572	Wipro Ltd. ADR	39,792
		54,558	0.30%

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

Specialty Retail
1290	Metro AG ADR *	$ 10,759	0.06%

Steel Works, Blast Furnaces Rollng Mills (Coke Ovens)
1,245	ArcelorMittal	18,862	0.10%

Tobacco
292	Swedish Match AB	10,203	0.06%

Transportation & Logistics
1,800	AP Moeller - Maersk A/S ADR	23,760
768	Groupe Eurotunnel SA New	10,155
171	Kerry Logistics Network Ltd.	271
		34,186	0.19%

Travel, Lodging & Dining
1,025	Accor SA ADR	10,845
259	Carnival Plc. ADR	10,539
		21,384	0.12%

Wireless Telecommunication Services
2,658	China Mobile Ltd. ADR	130,401
2,176	Vodafone Group Plc. ADR	76,182
		206,583	1.13%

Total for Common Stock (Cost - $10,884,236)		$10,824,025	59.41%

EXCHANGE TRADED FUNDS
865	iShares Barclays Bond 10-20 Year Treasury Bond	112,312
4,333	iShares Barclays Bond 20+ Year Treasury Bond	494,395
1,265	iShares Barclays Agency Bond	142,641
3,472	iShares SP Europe 350 Index	173,531
90,792	iShares MSCI Emerging Markets Index	3,863,200
16,166	iShares MSCI Emerging Markets Small Cap	799,700
4,843	iShares MSCI Pacific ex Japan	242,392
8,457	iShares MSCI India	240,771
5,456	iShares MSCI Korea	352,621
6,654	iShares MSCI Taiwan	100,542
2,586	Vanguard FTSE Europe	157,694
4,622	Vanguard Long Term Coporate Bond	418,291

Total Exchange Traded Funds (Cost - $7,124,456)		$ 7,098,090	38.96%

*Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Shares		Market Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts
864	British Land Co. Plc	$ 10,353
216	Derwent London Plc	9,908
9,511	Dexus Property Group	9,875
468	H&R Real Estate Investment Trust	10,069
218	Klepierre SA	10,584
1,124	Land Securities Group Plc	20,118
405	RioCan Real Estate Investment Trust	10,203
750	Unibail Rodamco	21,022
991	Westfield Group ADR	19,860

Total Real Estate Investment Trusts (Cost - $120,892)		$ 121,992	0.67%

MONEY MARKET FUNDS
2,819,279	Aim Short Term Investments Trust Treasury 0.01% ** (Cost - $2,819,279)	2,819,279	15.47%

	Total Investments (Cost - $20,948,863)	$20,863,386	114.51%

	Liabilities in Excess of Other Assets	(2,644,410)	-14.51%

	Net Assets	$18,218,976	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at May 31, 2014.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2014 (UNAUDITED)

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $10,247,269; and $20,948,863, respectively)	$ 10,732,902	$ 20,863,386
Receivables:
Dividends and Interest	20,411	56,407
From Advisor	11,169	4,843
Portfolio Securities Sold	665,939	8,662,217
Prepaid Expenses	18,034	18,025
Total Assets	11,448,455	29,604,878
Liabilities:
Payables:
Portfolio Securities Purchased	790,987	11,360,156
Fund Share Redemptions	7,500	-
Distribution Fees	152	47
Trustee Fees	319	319
Other Accrued Expenses	22,947	25,380
Total Liabilities	821,905	11,385,902
Net Assets	$ 10,626,550	$ 18,218,976

Net Assets Consist of:
Paid In Capital	$ 10,079,664	$ 17,160,691
Accumulated Undistributed Net Investment Income	50,063	142,664
Accumulated Realized Gain on Investments and Foreign Currency Transactions	11,190	1,001,098
Unrealized Appreciation (Depreciation) in Value of Investments	485,633	(85,477)
Net Assets	$ 10,626,550	$ 18,218,976

Net Asset Value Per Share

Institutional Class
Net Assets	$ 10,422,534	$ 18,052,331
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	967,744	1,562,789
Net asset value and offering price per share	$ 10.77	$ 11.55
Redemption price per share (a)	$ 10.55	$ 11.32

Investor Class
Net Assets	$ 103,324	$ 66,392
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,623	5,758
Net asset value and offering price per share	$ 10.74	$ 11.53
Redemption price per share (a)	$ 10.52	$ 11.30

Load Class
Net Assets	$ 100,692	$ 100,253
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,337	8,673
Net asset value and offering price per share	$ 10.78	$ 11.56
Redemption price per share (a)	$ 10.57	$ 11.33
Maximum offering price per share (b)	$ 11.38	$ 12.20

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b) Offering price includes a front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended May 31, 2014 (UNAUDITED)

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 116,349	$ 218,358
Interest	6,282	24
Total Investment Income	122,631	218,382

Expenses:
Advisory Fees	36,885	53,420
Distribution Fees:
Investor Class	105	37
Administrative Fees	2,120	2,120
Transfer Agent Fees	20,833	25,437
Registration Fees	30,685	30,514
Audit Fees	7,478	7,478
Legal Fees	10,681	10,681
Custody Fees	19,731	19,524
Printing Fees	182	300
Insurance Fees	2,324	2,325
Compliance Officer Fees	11,474	11,474
Trustee Fees	5,936	5,936
Other Fees	3,339	3,558
Total Expenses	151,773	172,804
Fees Waived and Reimbursed by the Adviser	(107,378)	(108,646)
Net Expenses	44,395	64,158

Net Investment Income	78,236	154,224

Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency Transactions	2,042	753,532
Realized Capital Gains from Registered Investment Companies	1,321	1,916
Net Change in Unrealized Appreciation on Investments	328,209	(537,684)
Net Realized and Unrealized Gain on Investments and Foreign Currency	331,572	217,764

Net Increase in Net Assets Resulting from Operations	$ 409,808	$ 371,988

(a) Net of Foreign withholding taxes of $1,267, and $687, respectively.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Period Ended (a)
	5/31/2014	11/30/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 78,236	$ 57,644
Net Realized Gain on Investments and Foreign Currency Transactions	3,363	101,060
Net Change in Unrealized Appreciation on Investments	328,209	157,424
Net Increase in Net Assets Resulting from Operations	409,808	316,128

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(85,454)	-
Investor Class Shares	(288)	-
Load Class Shares	-	-
Realized Gains	(93,308)	-
Total Distributions Paid to Shareholders	(179,050)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,140,042	8,674,034
Investor Class	62,030	48,500
Load Class	100,000	-
Proceeds from Reinvestment of Distributions
Institutional Class	170,374	-
Investor Class	660	-
Load Class	-	-
Cost of Shares Redeemed:
Institutional Class	(120,134)	(33,228)
Investor Class	(10,771)	(2,520)
Load Class	-	-
Redemption Fees	14	663
Net Increase in Net Assets from Capital Share Transactions	1,342,215	8,687,449

Net Increase in Net Assets	1,572,973	9,003,577

Net Assets:
Beginning of Period	9,053,577	50,000
End of Period (Including Undistributed Net Investment Income
of $50,063 and $57,569, respectively)	$ 10,626,550	$ 9,053,577

(a) The CCA Core Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Period Ended (a)
	5/31/2014	11/30/2013
Share Activity
Institutional Class:
Shares Sold	109,396	851,609
Shares Reinvested	16,398	-
Shares Redeemed	(11,474)	(3,186)
Net Increase in Shares of Beneficial Interest Outstanding	114,320	848,423

Investor Class:
Shares Sold	5,966	4,869
Shares Reinvested	64	-
Shares Redeemed	(1,028)	(248)
Net Increase in Shares of Beneficial Interest Outstanding	5,002	4,621

Load Class:
Shares Sold	9,337	-
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	9,337	-

(a) The CCA Core Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Period Ended (a)
	5/31/2014	11/30/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 154,224	$ 44,427
Net Realized Gain on Investments and Foreign Currency Transactions	755,448	409,853
Net Change in Unrealized Appreciation (Depreciation) on Investments	(537,684)	452,207
Net Increase in Net Assets Resulting from Operations	371,988	906,487

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(55,721)	-
Investor Class Shares	(67)	-
Load Class Shares	-	-
Realized Gains	(164,402)	-
Total Distributions Paid to Shareholders	(220,190)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	6,481,592	10,355,236
Investor Class	42,962	21,000
Load Class	100,000	-
Proceeds from Reinvestment of Distributions
Institutional Class	212,871	-
Investor Class	359	-
Load Class	-	-
Cost of Shares Redeemed:
Institutional Class	(16,342)	(87,148)
Investor Class	-	-
Load Class	-	-
Redemption Fees	88	73
Net Increase in Net Assets from Capital Share Transactions	6,821,530	10,289,161

Net Increase in Net Assets	6,973,328	11,195,648

Net Assets:
Beginning of Period	11,245,648	50,000
End of Period (Including Undistributed Net Investment Income
of $142,664 and $44,228, respectively)	$ 18,218,976	$ 11,245,648

(a) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Period Ended (a)
	5/31/2014	11/30/2013
Share Activity
Institutional Class:
Shares Sold	566,502	982,210
Shares Reinvested	18,559	-
Shares Redeemed	(1,430)	(8,052)
Net Increase in Shares of Beneficial Interest Outstanding	583,631	974,158

Investor Class:
Shares Sold	3,751	1,975
Shares Reinvested	31	-
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	3,782	1,975

Load Class:
Shares Sold	8,673	-
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	8,673	-

(a) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	5/31/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.55		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.08		0.10
Net Gain on Investments (Realized and Unrealized)	0.33		0.45
Total from Investment Operations	0.41		0.55

Distributions:
Net Investment Income	(0.10)		-
Realized Gains	(0.10)		-
Total from Distributions	(0.20)		-

Redemption Fees †	-		-

Net Asset Value, at End of Period	$ 10.77		$ 10.55

Total Return **	4.04%	(b)	5.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,423		$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets	2.89%	(c)	3.38%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.40)%	(c)	(1.40)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(c)	0.90%	(c)
Ratio of Net Investment Income to Average Net Assets	1.59%	(c)	1.08%	(c)
Portfolio Turnover	38%	(b)	124%	(b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	5/31/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.52		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06		0.09
Net Gain on Investments (Realized and Unrealized)	0.34		0.43
Total from Investment Operations	0.40		0.52

Distributions:
Net Investment Income	(0.08)		-
Realized Gains	(0.10)		-
Total from Distributions	(0.18)		-

Redemption Fees	-		-

Net Asset Value, at End of Period	$ 10.74		$ 10.52

Total Return **	3.90%	(b)	5.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 103		$ 49
Before Waiver
Ratio of Expenses to Average Net Assets	25.62%	(c)	34.29%	(c)
Ratio of Net Investment Loss to Average Net Assets	(23.28)%	(c)	(32.25)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.15%	(c)	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets	1.19%	(c)	0.90%	(c)
Portfolio Turnover	38%	(b)	124%	(b)

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	5/31/2014	(a)

Net Asset Value, at Beginning of Period	$ 10.71

Income From Investment Operations:
Net Investment Income *	0.00	†
Net Gain on Investments (Realized and Unrealized)	0.07
Total from Investment Operations	0.07

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.78

Total Return **	0.65%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 101
Before Waiver
Ratio of Expenses to Average Net Assets	1.89%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.00)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets	(0.25)%	(c)
Portfolio Turnover	38%	(b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	5/31/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.46		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.12		0.07
Net Gain on Investments (Realized and Unrealized)	0.17		1.39
Total from Investment Operations	0.29		1.46

Distributions:
Net Investment Income	(0.05)		-
Realized Gains	(0.15)		-
Total from Distributions	(0.20)		-

Redemption Fees †	-		-

Net Asset Value, at End of Period	$ 11.55		$ 11.46

Total Return **	2.53%	(b)	14.60%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,052		$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets	2.29%	(c)	2.99%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.77%	(c)	(1.38)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(c)	0.90%	(c)
Ratio of Net Investment Income to Average Net Assets	2.16%	(c)	0.71%	(c)
Portfolio Turnover	229%	(b)	370%	(b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	5/31/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.44		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.12		0.07
Net Gain on Investments (Realized and Unrealized)	0.15		1.37
Total from Investment Operations	0.27		1.44

Distributions:
Net Investment Income	(0.03)		-
Realized Gains	(0.15)		-
Total from Distributions	(0.18)		-

Redemption Fees	-		-

Net Asset Value, at End of Period	$ 11.53		$ 11.44

Total Return **	2.38%	(b)	14.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 66		$ 23
Before Waiver
Ratio of Expenses to Average Net Assets	66.44%	(c)	77.18%	(c)
Ratio of Net Investment Loss to Average Net Assets	(63.16)%	(c)	(75.39)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.15%	(c)	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets	2.13%	(c)	0.64%	(c)
Portfolio Turnover	229%	(b)	370%	(b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended
	5/31/2014	(a)

Net Asset Value, at Beginning of Period	$ 11.53

Income From Investment Operations:
Net Investment Income *	0.00	†
Net Gain on Investments (Realized and Unrealized)	0.03
Total from Investment Operations	0.03

Redemption Fees	-

Net Asset Value, at End of Period	$ 11.56

Total Return **	0.26%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 100
Before Waiver
Ratio of Expenses to Average Net Assets	1.46%	(c)
Ratio of Net Investment Income to Average Net Assets	0.51%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets	0.82%	(c)
Portfolio Turnover	229%	(b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2014 (UNAUDITED)

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund and the CCA Core Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices accurately reflect the fair market value of such securities.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

The following table presents information about the CCA Core Return Fund’s assets measured at fair value as of May 31, 2014, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2014 (Total)
Assets
Common Stocks	$ 4,804,931	$ -	$ -	$ 4,804,931
Corporate Bonds	-	360,412	-	360,412
Exchange Traded Funds	4,737,723	-	-	4,737,723
Real Estate Investment Trusts	124,504	-	-	124,504
U.S. Treasury Notes & Obligations	-	508,582	-	508,582
Money Market Funds	196,750	-	-	196,750
Total	$ 9,863,908	$ 868,994	$ -	$ 10,732,902

During the six months ended May 31, 2014, there were no significant transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s assets measured at fair value as of May 31, 2014, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2014 (Total)
Assets
Common Stocks	$ 10,824,025	$ -	$ -	$ 10,824,025
Exchange Traded Funds	7,098,090	-	-	7,098,090
Real Estate Investment Trusts	121,992	-	-	121,992
Money Market Funds	2,819,279	-	-	2,819,279
Total	$ 20,863,386	$ -	$ -	$ 20,863,386

During the six months ended May 31, 2014, there were no significant transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

OFFERING COSTS: All costs incurred by the Funds, in conjunction with their offering, have been paid by the Adviser, on behalf of the Funds, and are subject to recoupment as described in Note 3. Offering costs incurred by the Funds were treated as deferred charges until operations commenced and thereafter were amortized over a 12 month period using the straight line method.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds’ recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended May 31, 2014, related to uncertain tax positions expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended May 31, 2014, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV’s are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total of all liabilities, including accrued expenses.  The total NAV’s are divided by the total number of shares outstanding for each Fund to determine the NAV of each share.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There was $14 in redemption fees collected for the CCA Core Return Fund during the six months ended May 31, 2014. There was $88 in redemption fees collected for the CCA Aggressive Return Fund during the six months ended May 31, 2014.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC, serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreement, each Fund Class pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the six months ended May 31, 2014, the Adviser earned $36,885 in management fees from the CCA Core Return Fund and $53,420 in management fees from the CCA Aggressive Return Fund.  During the six months ended May 31, 2014, the Adviser waived management fees and reimbursed the expenses of $107,378 and $108,646 related to the CCA Core Return Fund and the CCA Aggressive Return Fund, respectively.  At May 31, 2014, the Adviser owed $11,169 and $4,843 to the CCA Core Return Fund and the CCA Aggressive Return Fund, respectively.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2015, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Funds' Adviser.  Fee waiver and

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

reimbursement arrangements can decrease the Funds' expenses and boost its performance.  During the period ended November 30, 2013, expense waivers subject to recoupment are as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2016	$138,073
Core Return Fund	November 30, 2015	$ 10,272
Aggressive Return Fund	November 30, 2016	$136,825
Aggressive Return Fund	November 30, 2015	$ 10,272

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objective, policies and restrictions.  Pursuant to a Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the six months ended May 31, 2014 for the Core Return Fund were $1,878,287 and $1,330,934, respectively.  Inter-portfolio purchases and sales during the six months ended May 31, 2014 for the Aggressive Return Fund were $1,330,934 and $1,878,287, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At May 31, 2014, paid in capital amounted to $10,079,664 and $17,160,691 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2014, were as follows:

Purchases……………………………………………………………	$ 4,888,063
Sales…………………………………………………………………	$ 3,670,122

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2014, were as follows:

Purchases………………………………………………………………………….	$ 39,288,883
Sales……………………………………………………………………………….	$ 32,758,007

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (a "Plan") under which the Fund may incur expenses related to distribution of its Investor Class shares and Load Class Shares. Payments under the Plans are made to the Fund's Distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of  Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the six months ended May 31, 2014, the CCA Core Return Fund incurred $105 in distribution fees and the CCA Aggressive Return Fund incurred $37 in distribution fees.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2013, is $8,894,260.  As of November 30, 2013, the gross unrealized appreciation on a tax basis totaled $327,322 and the gross unrealized depreciation totaled $178,460 for a net unrealized appreciation of $148,862.

As of November 30, 2013 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

    $148,862

Accumulated net realized gain on investments

             75

Undistributed net investment income

      167,191

Total

    $316,128

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

The CCA Core Return Fund did not pay any distributions during the period ended November 30, 2013.

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2013 is $10,842,022.  As of November 30, 2013, the gross unrealized appreciation on a tax basis totaled $535,315 and the gross unrealized depreciation totaled $91,579 for a net unrealized appreciation of $443,736.

As of November 30, 2013 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$ 443,736

Accumulated net realized gain on investments

        199

Undistributed net investment income

   462,552

Total

$ 906,487

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

The CCA Aggressive Return Fund did not pay any distributions during the period ended November 30, 2013.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2014, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 86% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of May 31, 2014, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 86% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2014 (UNAUDITED)

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit; all borrowings under the arrangement bear interest at the prime rate. The Core Return Fund had no outstanding borrowings during the six months ended May 31, 2014.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit; all borrowings under the arrangement bear interest at the prime rate. The Aggressive Return Fund had no outstanding borrowings during the six months ended May 31, 2014.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

MAY 31, 2014 (UNAUDITED)

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2013 through May 31, 2014.  Also, the actual period May 23, 2014 (commencement of investment operations) through May 31, 2014 for the Load Class.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2014 (UNAUDITED)

CCA Core Return Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,040.39	$4.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Core Return Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,039.00	$5.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Core Return Fund - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,006.54	$5.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2014 (UNAUDITED)

CCA Core Return Fund - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 23, 2014	May 31, 2014	May 23, 2014 to May 31, 2014

Actual	$1,000.00	$1,006.54	$0.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,000.95	$0.28

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 9/365 (to reflect the actual period).

CCA Aggressive Return Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,025.26	$4.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,023.85	$5.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2014 (UNAUDITED)

CCA Aggressive Return Fund - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,002.60	$5.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 23, 2014	May 31, 2014	May 23, 2014 to May 31, 2014

Actual	$1,000.00	$1,002.60	$0.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,000.95	$0.28

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 9/365 (to reflect the actual period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

MAY 31, 2014 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

Renewal of Management Agreements

At the organizational board meeting held on January 9, 2014, the Board of Trustees (the “Trustees” or the “Board”) considered the renewal of the investment advisory agreements between Checchi Capital Fund Advisers, LLC and the Trust on behalf of each Fund (the “Management Agreements”) and Sub-advisory Agreements between the Adviser and Checchi Capital Advisers, LLC (the “Sub-adviser” or “CCA”) with respect to each Fund.  The Board discussed with counsel the specific factors to be considered in evaluating investment advisory contracts which include, but are not limited to, the investment performance of the Funds and the Adviser/Sub-adviser; the nature, extent and quality of the services to be provided by the Adviser/Sub-adviser to the Funds; the costs of the services to be provided and the profits to be realized by the Adviser/Sub-adviser and their affiliates from the relationship with the Funds; the extent to which economies of scale will be realized as the Funds grow; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the responses of the Adviser to a questionnaire provided by counsel, as well as the Management Agreements between the Adviser and the Trust, copies of which had previously been supplied to the Trustees for their review.  The Trustees also reviewed the responses of the Sub-adviser to the questionnaire, as well as the Sub-Advisory Agreements between the Adviser and the Sub-adviser, copies of which had been provided to the Trustees for their review.  As to the Adviser’s and the Sub-adviser’s business

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2014 (UNAUDITED)

and the qualifications of its personnel, the Trustees reviewed a copy of the Adviser's and Sub-Adviser's registration statement on Form ADV as filed with the SEC.  Next, the Trustees discussed the experience of the Funds’ portfolio managers, noting their years of experience in asset management services industry, prior business experience and education of each.  They noted that because the Adviser and Sub-adviser are affiliated, the key personnel servicing the Funds are the same for both entities.

The Trustees then deliberated and considered the following factors, summarized below, in their evaluation of the Adviser’s and the Sub-adviser’s ability to provide a level of service to the Funds consistent with the Board’s expectations.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy, strategies and implementation process.  The Board reviewed the backgrounds of the Adviser’s key personnel and noted that there have been no changes to the key personnel since the Fund’s inception.

In addition, the Board reviewed and discussed with management the Adviser's compliance policies and procedures, and the Adviser’s CCO certified that there had been no material Code of Ethics or compliance violations since the approval of the Management Agreements.  After  discussion, the Board, including the Independent Trustees, concluded that the Adviser has provided reasonable advisory services to the Funds, and that the nature and extent of services provided by the Adviser to each Fund were reasonable and consistent with the Board's expectations.

Performance.  As to the Funds’ performance, the Board reviewed each Fund’s performance since inception through the fiscal year end relative to the respective Fund’s benchmark, a peer group of funds with similar investment strategies, and Morningstar category.  The Trustees noted that the CCA Core Return Fund performance for the period December 26, 2012 through November 30, 2013 was 5.50%, and that the Fund underperformed its peer group average (13.30%), the World Allocation Morningstar Category Average (9.08%), and the blended benchmark (7.37%) for the same period.  The Board discussed the Fund’s performance with representatives of the Adviser who noted that they believe the Core Return Fund is not truly reflective of its Morningstar Category.  The Adviser explained mutual funds in the World Allocation category more typically have a higher allocation to equity than the Core Return Fund, and therefore the Core Return Fund did not participate in the up-side for equity during 2013 to the same extent as many of the Funds in the Morningstar category.  Also noted was the fact that the Fund relied heavily on ETFs, rather than direct investments initially, and this created a drag on performance.  The Trustees further considered the fact that the Fund is new, with less than a full year of performance presented.  After a lengthy discussion, the Board concluded the performance of the CCA Core Return Fund was not unreasonable.

The Board then discussed the CCA Aggressive Return Fund performance for the same period (inception through November 30, 2013), which was 14.60% compared to its peer group average of 28.37%; the Large Blend Morningstar category average of 29.09%; and the blended benchmark of 18.66%.  The Board considered the fact that the performance history presented was brief, and this Fund also invested in ETFs initially, which affected

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2014 (UNAUDITED)

its overall performance.  The Board considered that as the Fund grows, it will have the capacity do more direct investing and also discussed with Management the process used in selecting an appropriate peer group for comparisons.  The Trustees, including the Independent Trustees concluded that the Fund’s performance was not unreasonable.

The Board determined that the overall performance for each Fund was acceptable.

Fees and Expenses.  The Board next reviewed information in the peer group studies comparing the fee and net expense ratio of each Fund to those of its peer group and the Morningstar category average.

The Trustees noted the CCA Core Return Fund management fee is 0.75%, which is higher than its peer group average of 0.72% (as reported as of November 30, 2013), but lower than the Morningstar World Allocation category average advisory fees of 0.80%.  The Board noted the range of peer group management fees is between 0.66% and 0.77% and the CCA Core Return Fund is within the range of fees charged by the funds in its peer group, which are all significantly larger than the Core Return Fund.

The Board next discussed the CCA Aggressive Return Fund, noting its management fee is 0.75%, higher than its peer group average of 0.65% but lower than the Morningstar category average of 0.85% (as reported as of November 30, 2013) and well within the range of management fees being charged.  The Board referenced the fact that the CCA Aggressive Return Fund is also the smallest fund in its peer group.

The Board then considered the net expense ratios for each Fund compared to its peers.  They noted that both Funds have a lower expense ratio than either its peer group average or Morningstar Category average because of the Expense Limitation Agreements in effect for each Fund.  The CCA Core Return Fund has an operating expense cap of 0.90%, while the peer group average is 1.07%.  The CCA Core Return Fund has an operating expense cap of 0.90%, while the peer group average is 1.00%.

In reviewing the Funds’ management fees and expense ratios, the Board considered that in each case the Adviser has agreed to extend the current operating Expense Limitation Agreement to ensure that each Fund’s expense ratio is capped at an acceptable level.  The Board concluded that each Fund’s management fees and expenses are fair and reasonable, particularly when considering the small size of the Funds compared to the other funds listed in their peer group and the Adviser’s commitment to extend the Expense Limitation Agreements.

Economies of Scale. The Trustees then considered whether there are or will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale which may be passed along to Fund shareholders.  The Board concluded that because the Adviser is still waiving typically most, if not all, of its management fees, economies of scale are not a relevant consideration at this time, but noted that the Adviser has agreed to consider break points in the future.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2014 (UNAUDITED)

Profitability. The Trustees then reviewed a profitability analysis provided by the Adviser and noted that, based on the information provided, the Adviser is not yet realizing a profit from its relationship with the Funds. After discussing the firm’s current financial condition and outlook, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to each of the Funds under the Management Agreements and the Expense Limitation Agreements, but the Adviser is not excessively profitable.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, and as assisted by the advice of independent counsel, the Board concluded that the management fee is reasonable with respect to each Fund and that renewal of the Management Agreements is in the best interests of Trust and shareholders of each Fund.

Renewal of Investment Sub-Advisory Agreements

Nature, Extent and Quality of Services. The Trustees noted that the same key personnel who service the Funds for the Adviser work for CCA as well.  The CCO of CCA discussed the firm’s compliance policies and procedures, and certified that there had been no material compliance violations since the initial approval of the agreements.  The Trustees concluded that CCA has a well-organized infrastructure and sufficient resources to continue to provide a reasonable level of services to the Funds for the benefit of the shareholders.

Performance.  The Trustees next turned to the sub-adviser’s performance, noting that the Funds’ returns are the same as discussed in its deliberations regarding renewal of the Management Agreements.  The Trustees concluded that the overall performance of each Fund from inception through November 30, 2013 was acceptable.

Fees and Expenses.  The Trustees then discussed the sub-advisory fees, noting that the Adviser pays CCA an annual sub-advisory fee equal to an annual rate 0.25% of the average value of the daily net assets of each Fund.  The Trustees concluded that the Checchi Capital Advisers, LLC sub-advisory fee is reasonable.

Economies of Scale.  The Board next considered whether there are any economies of scale to be realized with respect to the management of the Funds.  The Trustees agreed that this is a Fund level issue and should be considered with respect to each Fund’s Management Agreement.

Profitability.   The Board considered the profitability analysis provided by CCA and noted no profits have yet been realized in connection with the sub-adviser’s relationship with the Funds.  The Trustees concluded that the sub-adviser’s level of profitability from its relationship with the Funds is not excessive.

Conclusion.  Having requested and received such information from CCA as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of Counsel, the Board concluded that the nature, extent, and quality of services provided to the Funds were acceptable, that the sub-advisory fee is reasonable, and that renewal of the Sub-Advisory Agreements for an additional term of one year is in the best interests of the Trust and the shareholders of the CCA Core Return Fund and the CCA Aggressive Return Fund.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Donald S. Medelsohn

      Donald S. Mendelsohn

      Attorney-in-Fact

Date: August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Donald S. Medelsohn

      Donald S. Mendelsohn

      Attorney-in-Fact

Date: August 5, 2014